UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/29/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 29, 2016 (Unaudited)

Deutsche Small Cap Value Fund

	Shares	Value ($)
Common Stocks 96.1%
Consumer Discretionary 8.1%
Auto Components 1.7%
Tenneco, Inc.*	192,176	8,747,851
Diversified Consumer Services 1.3%
Houghton Mifflin Harcourt Co.*	352,198	6,624,844
Hotels, Restaurants & Leisure 1.8%
Denny's Corp.*	552,454	5,706,850
Popeyes Louisiana Kitchen, Inc.*	65,779	3,584,298
		9,291,148
Leisure Products 0.8%
Performance Sports Group Ltd.*	551,151	4,188,748
Specialty Retail 2.5%
CST Brands, Inc.	402,444	13,055,283
Consumer Staples 0.8%
Food Products
Snyder's-Lance, Inc. (a)	131,119	4,288,903
Energy 2.5%
Energy Equipment & Services 0.8%
Superior Energy Services, Inc.	407,375	4,187,815
Oil, Gas & Consumable Fuels 1.7%
Matador Resources Co.* (a)	288,738	4,660,231
QEP Resources, Inc.	24,552	239,628
Synergy Resources Corp.*	613,769	3,836,056
		8,735,915
Financials 24.1%
Banks 12.3%
Capital Bank Financial Corp. "A" (a)	345,056	10,161,899
Eagle Bancorp., Inc.* (a)	136,229	6,244,737
Great Western Bancorp., Inc.	424,440	10,445,469
MB Financial, Inc.	181,404	5,536,450
OFG Bancorp. (a)	827,769	4,817,616
Pacific Premier Bancorp., Inc.*	156,100	3,207,855
State Bank Financial Corp.	343,767	6,435,318
Sterling Bancorp.	498,271	7,180,085
Talmer Bancorp., Inc. "A"	309,115	5,193,132
TriState Capital Holdings, Inc.*	358,073	4,300,457
		63,523,018
Capital Markets 1.1%
Safeguard Scientifics, Inc.*	502,036	5,934,065
Insurance 6.1%
Argo Group International Holdings Ltd.	91,824	5,117,352
CNO Financial Group, Inc.	908,096	15,828,113
Employers Holdings, Inc.	180,261	5,004,045
ProAssurance Corp.	107,041	5,278,192
		31,227,702
Real Estate Investment Trusts 0.8%
Pebblebrook Hotel Trust (REIT)	146,356	3,975,029
Thrifts & Mortgage Finance 3.8%
Capitol Federal Financial, Inc.	362,482	4,556,399
Walker & Dunlop, Inc.*	654,878	15,140,779
		19,697,178
Health Care 7.5%
Health Care Equipment & Supplies 1.0%
Invacare Corp.	407,344	4,932,936
Health Care Providers & Services 5.7%
HealthSouth Corp.	562,679	19,823,181
PharMerica Corp.*	238,718	5,516,773
U.S. Physical Therapy, Inc.	82,157	4,164,538
		29,504,492
Health Care Technology 0.8%
HMS Holdings Corp.*	312,365	4,113,847
Industrials 28.0%
Aerospace & Defense 3.0%
BWX Technologies, Inc.	178,647	5,698,839
Curtiss-Wright Corp.	66,512	4,695,082
HEICO Corp. "A"	88,921	3,885,848
Vectrus, Inc.*	75,515	1,453,664
		15,733,433
Air Freight & Logistics 1.3%
Forward Air Corp.	165,910	6,755,855
Building Products 3.0%
Gibraltar Industries, Inc.*	246,000	6,079,890
Quanex Building Products Corp.	544,103	9,369,453
		15,449,343
Commercial Services & Supplies 5.8%
Covanta Holding Corp.	456,204	6,354,922
G&K Services, Inc. "A"	94,093	6,238,366
Pitney Bowes, Inc.	324,089	5,872,492
SP Plus Corp.*	253,539	6,330,869
The Brink's Co.	170,551	4,988,617
		29,785,266
Construction & Engineering 2.8%
MYR Group, Inc.*	344,653	7,730,567
Primoris Services Corp. (a)	314,251	6,712,401
		14,442,968
Electrical Equipment 2.1%
Babcock & Wilcox Enterprises, Inc.*	543,824	10,620,883
Machinery 7.1%
Harsco Corp.	704,254	2,669,123
Hillenbrand, Inc.	174,029	4,893,696
ITT Corp.	370,978	13,080,684
Lydall, Inc.*	342,774	9,923,307
NN, Inc.	465,672	5,904,721
		36,471,531
Professional Services 1.9%
FTI Consulting, Inc.*	117,745	3,874,988
ICF International, Inc.*	171,159	5,781,751
		9,656,739
Road & Rail 1.0%
Celadon Group, Inc.	584,260	5,240,812
Information Technology 19.5%
Electronic Equipment, Instruments & Components 11.6%
Belden, Inc.	264,215	14,471,056
CTS Corp.	331,007	4,786,361
Electro Scientific Industries, Inc.*	970,585	6,920,271
GSI Group, Inc.*	725,095	9,331,973
Rogers Corp.*	240,036	12,822,723
VeriFone Systems, Inc.*	181,000	4,324,090
Zebra Technologies Corp. "A"*	118,563	7,324,822
		59,981,296
IT Services 4.7%
Convergys Corp.	298,739	7,701,492
NeuStar, Inc. "A"* (a)	663,076	16,490,700
		24,192,192
Software 3.2%
ACI Worldwide, Inc.*	259,204	4,836,747
Verint Systems, Inc.*	319,120	11,338,333
		16,175,080
Materials 5.6%
Chemicals 3.6%
A. Schulman, Inc.	326,189	8,053,606
H.B. Fuller Co.	271,535	10,451,382
		18,504,988
Metals & Mining 2.0%
Materion Corp.	404,371	10,545,996
Total Common Stocks (Cost $499,214,644)		495,585,156
Securities Lending Collateral 6.9%
Daily Assets Fund "Capital", 0.42% (b) (c) (Cost $35,692,687)	35,692,687	35,692,687
Cash Equivalents 3.9%
Central Cash Management Fund, 0.33% (b) (Cost $20,417,506)	20,417,506	20,417,506
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $555,324,837) †	106.9	551,695,349
Other Assets and Liabilities, Net	(6.9)	(35,792,613)
Net Assets	100.0	515,902,736

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $557,069,371. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $5,374,022. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $58,911,772 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $64,285,794.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $34,631,683, which is 6.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$495,585,156	$—	$—	$495,585,156
Short-Term Investments (d)	56,110,193	—	—	56,110,193
Total	$551,695,349	$—	$—	$551,695,349

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2016